Net Income Per Share	12 Months Ended
Jun. 30, 2016
NET INCOME PER SHARE [Abstract]
Net Income Per Share

17.	NET INCOME PER SHARE

Basic and diluted net income per share for each of the periods presented are calculated as follows:

	For the Year Ended June 30,
	2014	2015	2016
	RMB	RMB	RMB
Numerator:
Net income	186,653	252,622	284,088
Net income attributable to the non-controlling interest	(763)	(1,404)	(266)
Income allocated to participating preferred shareholders	(708)	-	-
Numerator for basic net income per share	185,182	251,218	283,822
Dilutive effect of Preferred Shares	708	-	-
Numerator for diluted net income per share	185,890	251,218	283,822
Denominator:
Denominator for basic net income per share-weighted average ordinary shares outstanding	83,891,097	103,940,977	109,481,823
Dilutive effect of share options	10,214,095	8,545,455	4,784,989
Dilutive effect of Preferred Shares	320,631	-	-
Denominator for diluted net income per share-weighted average ordinary shares outstanding	94,425,823	112,486,432	114,266,812
Basic net income per share	2.21	2.42	2.59
Diluted income per share	1.97	2.23	2.48

Potentially dilutive securities were not included in the calculation of diluted net income per share for the periods where their inclusion would be anti-dilutive. These included weighted-average share options of 697,112; 830,000 and 16,667 for the years ended June 30, 2014, 2015 and 2016.